Stock-based compensation (Detail) - Option Activity (USD $)	1 Months Ended		0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 21, 2013	Feb. 25, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding							5,229,330	4,365,546		2,992,796
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)							$ 2.25	$ 2.82		$ 3.20
Exercisable							4,733,572	4,720,580
Exercisable (in Dollars per share)								$ 2.42
Granted				1,300,000	25,000	25,000	4,593,644	1,150,000	1,375,000
Granted weighted average exercise price per share (in Dollars per share)	$ 0.35	$ 0.35	$ 1.60	$ 1.98	$ 2.95	$ 2.85	$ 0.35	$ 0.23	$ 2.00
Exercised								0	0
Exercised weighted average exercise price per share (in Dollars per share)							$ 1.80	$ 0	$ 0
Forfeited or expired							(105,000)	(286,216)	(2,250)
Forfeited or expired weighted average exercise price per share (in Dollars per share)							$ 2.93	$ 2.85	$ 3.14
Outstanding							8,604,330	5,229,330	4,365,546	2,992,796
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)							$ 1.14	$ 2.25	$ 2.82	$ 3.20